Consolidated Statement of Financial Position - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 3,821,000	£ 2,690,000
Right of use assets	2,453,000	3,121,000
Intangible assets	1,018,000	2,048,000
Non-current assets	7,292,000	7,859,000
Current assets
Trade and other receivables	26,413,000	18,864,000
Financial assets at amortized cost		59,886,000
Restricted cash	1,700,000	1,700,000
Cash and cash equivalents	48,680,000	62,927,000
Current assets	76,793,000	143,377,000
Total assets	84,085,000	151,236,000
Equity
Share capital	16,681	15,952
Other reserve	86,757,000	94,857,000
Share premium	257,704,000	257,197,000
Accumulated deficit	(394,257,000)	(344,752,000)
Total Shareholder's (deficit)/equity	(49,779,000)	7,318,000
Non-current liabilities
Lease liabilities	1,977,000	2,645,000
Provisions	256,000	365,000
Derivative financial liabilities	109,291,000	115,247,000
Trade and other payables	3,922,000	4,153,000
Non-current liabilities	115,446,000	122,410,000
Current liabilities
Lease liabilities	643,000	516,000
Warrant liabilities	907,000	4,961,000
Trade and other payables	16,868,000	16,031,000
Current liabilities	18,418,000	21,508,000
Total liabilities	133,864,000	143,918,000
Total equity and liabilities	£ 84,085,000	£ 151,236,000